Organization,Basis of Presentation And Use of Estimates - Additional Information (Detail)	0 Months Ended	12 Months Ended				9 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended
	Nov. 04, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 11, 2013	Dec. 31, 2012	Sep. 30, 2014 Exclusive technical consulting and service agreements [Member]	Sep. 30, 2014 Consolidated VIEs [Member] USD ($)	Sep. 30, 2014 Consolidated VIEs [Member] CNY	Dec. 31, 2013 Consolidated VIEs [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs [Member] CNY	Dec. 31, 2012 Consolidated VIEs [Member] CNY	Dec. 11, 2013 American Depositary Shares [Member] IPO [Member] USD ($)	Dec. 11, 2013 Class A Ordinary Shares [Member]	Dec. 11, 2013 Class A Ordinary Shares [Member] IPO [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member]	Dec. 11, 2013 Class B Ordinary Shares [Member] IPO [Member]	Nov. 04, 2013 Telstra Holdings Pty Ltd. [Member] USD ($)	Dec. 31, 2013 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 23, 2008 Telstra Holdings Pty Ltd. [Member]	Jun. 27, 2008 Selling Shareholders of Cheerbright, China Topside and Norstar [Member]	Nov. 04, 2013 West Crest Limited [Member] Installment
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by Telstra																		65.40%	55.00%	100.00%
Percentage of the Company owned by selling shareholders																					45.00%
Ordinary shares purchased																	2,828,147
Ordinary shares purchased, value																	$ 55,000,000
Ordinary shares repurchased and retired	3,856,564
Ordinary shares repurchased and retired, value	75,000,000		457,350,000
Number of installments to be paid in cash																						2
Newly issued shares offered through IPO												8,993,000		8,993,000
Proceeds from issuance of IPO		142,590,000	863,200,000									142,590,000
Ordinary shares outstanding				105,136,436	100,000,000								36,347,496	36,347,496	68,788,940	68,788,940
Inter-company balances between VIE and WFOE and Autohome HK							$ 11,114,000	68,218,000	$ 3,357,000	20,323,000	163,904,000
Term of agreement						30 years
Extension option in agreement term						10 years